March 16, 2011

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Highland Funds II (File Nos. 033-51308 and 811-07142)

Ladies and Gentlemen:

On behalf of Highland Funds II, we are filing today through EDGAR, pursuant to the requirements of Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), XBRL interactive data files relating to revised definitive versions of the Prospectus and Statement of Additional Information for Highland Funds II, which were filed electronically with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act on February 24, 2011. The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at 972-419-2575.

Very truly yours,

/s/ Ethan Powell

Ethan Powell

Highland Funds Asset Management, L.P.